Other liabilities - Tax Payables and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other liabilities
VAT	$ 3,559	$ 17,384
Accrued social security taxes payable	6,334	6,444
Personal income tax withholding payable	1,257	927
Other	2,876	3,205
Tax payables	$ 14,026	$ 27,960